SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Aug. 01, 2019	Jun. 30, 2019
SUBSEQUENT EVENTS (Details Narrative)
Private equity fund investement	$ 8,727,654	$ 4,363,827